Warrants	12 Months Ended
Dec. 31, 2012
Warrants and Rights Note Disclosure [Abstract]
Warrants And Rights Note Disclosure [Text Block]
17. Warrants

The Company issued warrants to investors and service providers to purchase ordinary share of the Company. The following table outlines the warrants outstanding as of December 31, 2012:

Name	Number of Warrants Issued	Exercise Price	Expiration Date

Warrants	2,115,385	$0.858	8/10/2014